Segment and Geographic Area Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment and Geographic Area Information

11.    Segment and Geographic Area Information

In the first quarter of 2018, we revised our reportable segments to consist of the following three segments: Clean Air, Ride Performance and Aftermarket. The new reportable segments, which are also our operating segments, align with how the Chief Operating Decision Maker allocates resources and assesses performance against our key growth strategies. Costs related to other business activities, primarily corporate headquarter functions, are disclosed separately from the three operating segments as “Other.” We evaluate segment performance based primarily on earnings before interest expense, income taxes, and noncontrolling interests. Products are transferred between segments and geographic areas on a basis intended to reflect as nearly as possible the “market value” of the products. Prior period segmentation has been retrospectively recast to reflect our current segmentation.

Segment results for 2017, 2016 and 2015 are as follows:

	Segments
	Clean Air	Ride Performance	Aftermarket	Total	Other	Reclass & Elims	Total
	(Millions)
At December 31, 2017, and for the Year Ended
Revenues from external customers	$6,216	$1,807	$1,251	$9,274	$—	$—	$9,274
Intersegment revenues	65	60	40	165	—	(165)	—
EBIT, Earnings (loss) before interest expense, income taxes, and noncontrolling interests	421	61	178	660	(243)	—	417
Total assets	2,812	1,155	812	4,779		63	4,842
At December 31, 2016, and for the Year Ended
Revenues from external customers	$5,764	$1,593	$1,242	$8,599	$—	$—	$8,599
Intersegment revenues	108	47	37	192	—	(192)	—
EBIT, Earnings (loss) before interest expense, income taxes, and noncontrolling interests	432	97	191	720	(204)	—	516
Total assets	2,559	959	781	4,299	—	47	4,346
At December 31, 2015, and for the Year Ended
Revenues from external customers	$5,377	$1,545	$1,259	$8,181	$—	$—	$8,181
Intersegment revenues	116	44	42	202	—	(202)	—
EBIT, Earnings (loss) before interest expense, income taxes, and noncontrolling interests	371	63	174	608	(100)	—	508
Total assets	2,298	756	884	3,938	—	32	3,970

The following customers accounted for 10 percent or more of our net sales in the last three years. The net sales to both customers were across segments.

Customer	2017	2016	2015
General Motors Company	14%	17%	15%
Ford Motor Company	13%	13%	14%

The following table shows information relating to the geographic regions in which we operate:

	Geographic Area
	United States	China	Germany	Poland	United Kingdom	Other Foreign (a)	Reclass & Elims	Consolidated
	(Millions)
At December 31, 2017, and for the Year Then Ended
Revenues from external customers (b)	$3,632	$1,283	$798	$488	$482	$2,591	$—	$9,274
Long-lived assets (c)	620	279	136	216	46	470	—	1,767
Total assets	1,831	988	304	383	205	1,221	(90)	4,842
At December 31, 2016, and for the Year Then Ended
Revenues from external customers (b)	$3,512	$1,186	$764	$385	$387	$2,365	$—	$8,599
Long-lived assets (c)	541	217	111	165	38	397	—	1,469
Total assets	1,897	795	231	322	130	1,119	(148)	4,346
At December 31, 2015, and for the Year Then Ended
Revenues from external customers (b)	$3,334	$1,101	$807	$250	$307	$2,382	$—	$8,181
Long-lived assets (c)	496	203	108	144	32	373	—	1,356
Total assets	1,726	699	258	275	101	1,027	(116)	3,970

(a)	Revenues from external customers and long-lived assets for individual foreign countries other than China, Germany, Poland, and United Kingdom are not material.
(b)	Revenues are attributed to countries based on location of the shipper.
(c)	Long-lived assets include all long-term assets except goodwill, intangibles and deferred tax assets.